DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

October 1, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 178 to the Registration Statement on Form N-1A of DWS ESG Global Bond Fund (the “Fund), a series of Deutsche DWS Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 178 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Corporation.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2020. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect the addition of Institutional Class shares to the Fund. The Amendment contains the Fund’s statutory Prospectus and Statement of Additional Information.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.